Congress Intermediate Bond ETF
Schedule of Investments
January 31, 2026 (Unaudited)

CORPORATE BONDS - 46.8%	Par	Value
Auto Manufacturers - 6.0%
Hyundai Capital America
4.88%, 06/23/2027 (a)	3,000,000	3,031,979
5.30%, 01/08/2030 (a)	5,000,000	5,153,811
Mercedes-Benz Finance North America LLC
5.10%, 11/15/2029 (a)	1,800,000	1,855,583
5.00%, 04/01/2030 (a)	7,000,000	7,164,398
Toyota Motor Credit Corp., 5.05%, 05/16/2029	3,745,000	3,863,923
		21,069,694

Automobiles - 1.6%
Honda Motor Co. Ltd., 4.69%, 07/08/2030	5,750,000	5,812,440

Banks - 6.2%
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	7,420,000	7,339,187
JPMorgan Chase & Co., 5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028	7,119,000	7,253,225
Wells Fargo & Co., 3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028	7,250,000	7,210,804
		21,803,216

Biotechnology - 1.3%
Amgen, Inc., 5.15%, 03/02/2028	4,446,000	4,551,240

Capital Markets - 2.3%
Goldman Sachs Group, Inc., 6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	7,485,000	7,924,125

Diversified Telecommunication Services - 6.7%
AT&T, Inc., 2.75%, 06/01/2031	7,692,000	7,073,697
Comcast Corp., 5.17%, 01/15/2037 (a)	7,027,000	6,911,434
Verizon Communications, Inc.
5.00%, 01/15/2036	3,000,000	2,965,545
5.40%, 07/02/2037	6,442,000	6,499,338
		23,450,014

Electric - 2.0%
NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/2030	6,850,000	7,062,806

Health Care Equipment & Supplies - 0.5%
Stryker Corp., 1.95%, 06/15/2030	1,950,000	1,773,258

Mining - 3.9%
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	6,715,000	6,947,887
Rio Tinto Finance USA PLC, 4.88%, 03/14/2030	6,753,000	6,923,658
		13,871,545

Oil & Gas - 4.1%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	4,856,000	4,431,580
4.81%, 02/13/2033	4,950,000	5,004,332
ConocoPhillips Co., 4.70%, 01/15/2030	4,870,000	4,961,021
		14,396,933

Oil, Gas & Consumable Fuels - 1.9%
Kinder Morgan, Inc., 5.00%, 02/01/2029	6,586,000	6,758,296

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp., 3.75%, 03/25/2027	6,375,000	6,356,527

Specialty Retail - 2.6%
Lowe's Cos., Inc., 3.75%, 04/01/2032	9,450,000	9,064,180

Telecommunications - 5.9%
British Telecommunications PLC, 9.63%, 12/15/2030 (b)	7,500,000	9,123,057
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (b)	5,500,000	6,413,871
T-Mobile USA, Inc., 3.88%, 04/15/2030	5,400,000	5,307,464
		20,844,392
TOTAL CORPORATE BONDS (Cost $162,828,612)		164,738,666

U.S. TREASURY SECURITIES - 47.1%	Par	Value
United States Treasury Note/Bond
4.13%, 10/31/2026	$2,600,000	$2,608,958
4.13%, 02/15/2027	14,350,000	14,431,576
4.13%, 09/30/2027	12,309,000	12,424,878
4.13%, 11/15/2027	15,750,000	15,906,885
4.25%, 01/15/2028	15,000,000	15,196,875
4.13%, 07/31/2028	12,800,000	12,969,000
3.63%, 08/31/2029	5,066,000	5,056,501
4.63%, 09/30/2030	9,616,000	9,958,570
4.25%, 02/28/2031	9,516,000	9,702,603
3.63%, 09/30/2031	13,200,000	13,020,047
4.00%, 06/30/2032	9,000,000	9,013,008
4.13%, 11/15/2032	12,295,000	12,377,127
4.50%, 11/15/2033	9,479,000	9,732,267
4.25%, 11/15/2034	13,800,000	13,863,609
4.63%, 02/15/2035	9,000,000	9,283,359
TOTAL U.S. TREASURY SECURITIES (Cost $164,517,516)		165,545,263

ASSET-BACKED SECURITIES - 3.9%	Par	Value
Ford Credit Auto Owner Trust, Series 2023-A, Class A3, 4.65%, 02/15/2028	675,204	677,019
GM Financial Leasing Trust, Series 2024-2, Class A4, 5.36%, 05/22/2028	4,500,000	4,540,351
Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/2027	2,191,085	2,200,553
Mercedes-Benz Auto Lease Trust, Series 2025-B, Class A2A, 3.86%, 03/15/2028	3,549,000	3,550,561
World Omni Auto Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	2,836,293	2,842,255
TOTAL ASSET-BACKED SECURITIES (Cost $13,794,254)		13,810,739

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%	Par	Value
Government National Mortgage Association, D Series 2024-61, Class D, 5.75%, 08/20/2047	2,120,417	2,121,289
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,132,033)		2,121,289

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)	1,611,704	1,611,704
TOTAL MONEY MARKET FUNDS (Cost $1,611,704)		1,611,704

TOTAL INVESTMENTS - 98.9% (Cost $344,884,119)		347,827,661
Other Assets in Excess of Liabilities - 1.1%		3,841,497
TOTAL NET ASSETS - 100.0%		$351,669,158

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $24,117,205 or 6.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Congress Intermediate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$165,545,263	$–	$165,545,263
Corporate Bonds	–	164,738,666	–	164,738,666
Asset-Backed Securities	–	13,810,739	–	13,810,739
Collateralized Mortgage Obligations	–	2,121,289	–	2,121,289
Money Market Funds	1,611,704	–	–	1,611,704
Total Investments	$1,611,704	$346,215,957	$–	$347,827,661

Refer to the Schedule of Investments for further disaggregation of investment categories.